Schedule of financial assets, minimum exposure to credit risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,514,375	$ 3,233,234	$ 1,797,209	$ 2,285,870	$ 1,886,804
Deposits	5,489,917	7,105,501	5,324,813	6,772,629	90,252
Amount due from related parties						$ 8,783,276	$ 11,877,624
Gross carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,971,932	3,821,607	2,154,300	2,740,055	2,133,573
Gross carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Other receivables	154,162	198,237	105,502	134,188	213,644
Deposits	5,489,917	7,105,501	5,324,813	6,996,631
Deposits				6,772,629	90,252
Amount due from related parties					10,557,240
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	(457,557)	(588,373)	(462,593)	(588,373)	(460,413)
Allowance for credit losses [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	(457,557)	(588,373)	(462,593)	(588,373)	(460,413)
Allowance for credit losses [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Other receivables
Deposits
Deposits
Amount due from related parties
Carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,514,375	3,233,234	1,691,707	2,151,682	1,673,160
Carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Other receivables	154,162	198,237	105,502	134,188	213,644
Deposits	$ 5,489,917	$ 7,105,501	$ 5,324,813	6,996,631
Deposits				$ 6,772,629	90,252
Amount due from related parties					$ 10,557,240